PENN Capital Opportunistic High Income Fund

Schedule of Investments
November 30, 2021 (Unaudited)

Asset Backed Securities: 0.4%	Principal	Value
Air Transportation: 0.4%
American Airlines 2021-1 Class B Pass Through Trust, 3.950%, 1/11/32	70,000	$70,688
Total Asset Backed Securities (cost $70,000)		70,688

Convertible Bonds: 3.2%
Gas Distribution: 0.5%
Golar LNG Ltd., 2.750%, 2/15/22	95,000	94,830
Health Care Technology: 0.5%
Tabula Rasa HealthCare, Inc., 1.750%, 2/15/26	130,000	101,199
Media: 0.6%
Gannett Co, Inc., 6.000%, 12/1/27	100,000	122,522
Media Content: 0.7%
DISH Network Corp., 3.375%, 8/15/26	145,000	133,654
Personal & Household Products: 0.5%
Tilray, Inc., 5.000%, 10/1/23	100,000	97,813
Personal Products: 0.4%
Herbalife Nutrition Ltd., 2.625%, 3/15/24	90,000	88,312
Total Convertible Bonds (cost $679,042)		638,330

Corporate Bonds: 84.1%
Advertising: 0.7%
Clear Channel Outdoor Holdings, Inc., 7.500%, 6/1/29(a)	65,000	66,787
Midas OpCo Holdings LLC, 5.625%, 8/15/29(a)	65,000	65,488
		132,275
Aerospace/Defense: 0.5%
Triumph Group, Inc., 7.750%, 8/15/25	90,000	89,438
Air Transportation: 2.1%
American Airlines Group, Inc., 5.000%, 6/1/22(a)	130,000	129,513
American Airlines Group, Inc., 3.750%, 3/1/25(a)	70,000	62,300
American Airlines, Inc., 5.500%, 4/20/26(a)	25,000	25,531
American Airlines, Inc., 5.750%, 4/20/29(a)	25,000	26,072
United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 3/3/24	33,351	34,038
United Airlines, Inc., 4.625%, 4/15/29(a)	90,000	89,521
VistaJet Malta Finance PLC, 10.500%, 6/1/24(a)	55,000	58,850
		425,825
Auto Parts & Equipment: 1.2%
American Axle & Manufacturing, Inc., 6.875%, 7/1/28	85,000	90,822
The Goodyear Tire & Rubber Co., 7.000%, 3/15/28	55,000	61,875
The Goodyear Tire & Rubber Co., 5.000%, 7/15/29(a)	20,000	20,877
The Goodyear Tire & Rubber Co., 5.250%, 7/15/31(a)	65,000	67,799
		241,373
Automakers: 1.5%
Ford Mtr Co Del, 6.625%, 10/1/28	75,000	89,812
Jaguar Land Rover Automotive PLC, 5.875%, 1/15/28(a)	200,000	202,371
		292,183
Automotive Equipment Rental and Leasing: 0.5%
The Hertz Corp., 4.625%, 12/1/26(a)	50,000	49,282
The Hertz Corp., 5.000%, 12/1/29(a)	50,000	49,000
		98,282
Basic Industrial: 0.4%
Commercial Metals Co., 3.875%, 2/15/31	70,000	69,650
Building & Construction: 2.1%
Ashton Woods USA LLC, 4.625%, 8/1/29(a)	95,000	94,050
Beazer Homes USA, Inc., 7.250%, 10/15/29	130,000	142,551
Brookfield Residential Properties, Inc., 5.000%, 6/15/29(a)	85,000	84,469
Taylor Morrison Communities, Inc., 5.125%, 8/1/30(a)	90,000	96,525
		417,595
Building Materials: 0.7%
SRS Distribution, Inc., 6.000%, 12/1/29(a)	65,000	64,270
White Cap Buyer LLC, 6.875%, 10/15/28(a)	80,000	81,600
		145,870
Cable & Satellite TV: 1.4%
CCO Holdings LLC, 4.500%, 8/15/30(a)	135,000	136,072
CCO Holdings LLC, 4.500%, 5/1/32	45,000	44,815
DIRECTV Holdings LLC, 5.875%, 8/15/27(a)	105,000	106,843
		287,730
Cable and Other Subscription Programming: 0.4%
DISH DBS Corp., 5.250%, 12/1/26(a)	75,000	74,281
Chemicals: 1.1%
Ashland LLC, 3.375%, 9/1/31(a)	50,000	48,875
Trinseo Materials Finance, Inc., 5.125%, 4/1/29(a)	65,000	65,081
Venator Finance Sarl, 5.750%, 7/15/25(a)	125,000	115,625
		229,581
Communications Equipment: 0.2%
Plantronics, Inc., 4.750%, 3/1/29(a)	50,000	45,039
Consumer Finance: 0.2%
Navient Corp., 5.500%, 3/15/29	45,000	44,381

Consumer/Commercial/Lease Financing: 1.3%
Enova International, Inc., 8.500%, 9/15/25(a)	125,000	127,812
Navient Corp., 6.750%, 6/25/25	45,000	48,488
Navient Corp., 4.875%, 3/15/28	60,000	58,379
OneMain Finance Corp., 6.625%, 1/15/28	25,000	27,692
		262,371
Department Stores: 1.7%
Macy's Retail Holdings, Inc., 5.875%, 4/1/29(a)	105,000	111,903
Neiman Marcus Group LLC, 7.125%, 4/1/26(a)	225,000	235,328
		347,231
Diversified Capital Goods: 0.6%
Madison IAQ LLC, 5.875%, 6/30/29(a)	130,000	125,066
Electric - Generation: 0.9%
Sunnova Energy Corp., 5.875%, 9/1/26(a)	95,000	96,188
Talen Energy Supply LLC, 7.250%, 5/15/27(a)	100,000	92,798
		188,986
Electric - Inegrated: 0.3%
Leeward Renewable Energy Operations LLC, 4.250%, 7/1/29(a)	70,000	69,300
Energy - Exploration & Production: 8.4%
Antero Resources Corp., 5.000%, 3/1/25	85,000	85,425
Antero Resources Corp., 8.375%, 7/15/26(a)	104,000	115,310
Antero Resources Corp., 7.625%, 2/1/29(a)	134,000	146,944
Antero Resources Corp., 5.375%, 3/1/30(a)	25,000	25,781
Comstock Resources, Inc., 6.750%, 3/1/29(a)	90,000	93,600
Comstock Resources, Inc., 5.875%, 1/15/30(a)	120,000	120,188
Hess Corp., 7.300%, 8/15/31	220,000	293,513
Hilcorp Energy I LP, 6.250%, 11/1/28(a)	80,000	81,200
Northern Oil and Gas, Inc., 8.125%, 3/1/28(a)	110,000	113,978
Occidental Petroleum Corp., 5.875%, 9/1/25	60,000	64,500
Occidental Petroleum Corp., 5.500%, 12/1/25	45,000	48,115
Occidental Petroleum Corp., 5.550%, 3/15/26	140,000	149,665
Occidental Petroleum Corp., 6.450%, 9/15/36	100,000	124,174
Penn Virginia Holdings LLC, 9.250%, 8/15/26(a)	130,000	132,925
SM Energy Co., 6.750%, 9/15/26	65,000	65,163
SM Energy Co., 6.500%, 7/15/28	35,000	35,350
		1,695,831
Financials - Thrifts & Mortgages: 0.7%
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/26(a)	145,000	141,289
Food - Wholesale: 4.2%
HLF Financing Sarl LLC, 4.875%, 6/1/29(a)	55,000	51,691
JBS USA LUX SA, 6.750%, 2/15/28(a)	175,000	188,737
KeHE Distributors LLC, 8.625%, 10/15/26(a)	96,000	102,480
Kraft Heinz Foods Co., 5.000%, 6/4/42	75,000	91,531
Kraft Heinz Foods Co., 5.500%, 6/1/50	160,000	216,893
Pilgrim's Pride Corp., 4.250%, 4/15/31(a)	85,000	89,037
Pilgrim's Pride Corp., 3.500%, 3/1/32(a)	35,000	35,175
Simmons Foods, Inc., 4.625%, 3/1/29(a)	60,000	59,155
		834,699
Food & Drug Retailers: 1.1%
Rite Aid Corp., 8.000%, 11/15/26(a)	100,000	99,416
SEG Holding LLC, 5.625%, 10/15/28(a)	120,000	125,990
		225,406
Forestry/Paper: 1.2%
Mercer International, Inc., 5.125%, 2/1/29	90,000	88,875
Pearl Merger Sub, Inc., 6.750%, 10/1/28(a)	95,000	95,534
Rayonier AM Products, Inc., 7.625%, 1/15/26(a)	61,000	61,956
		246,365
Gaming: 2.8%
Affinity Gaming, 6.875%, 12/15/27(a)	65,000	66,625
Boyd Gaming Corp., 4.750%, 12/1/27	140,000	142,100
CCM Merger, Inc., 6.375%, 5/1/26(a)	65,000	67,600
Everi Holdings, Inc., 5.000%, 7/15/29(a)	100,000	99,899
Scientific Games International, Inc., 8.625%, 7/1/25(a)	170,000	180,987
		557,211
Gas Distribution: 3.2%
Antero Midstream Partners LP, 5.375%, 6/15/29(a)	50,000	50,548
Blue Racer Midstream LLC, 6.625%, 7/15/26(a)	40,000	40,600
Blue Racer Midstream LLC, 7.625%, 12/15/25(a)	40,000	42,100
Crestwood Midstream Partners LP, 6.000%, 2/1/29(a)	90,000	91,013
DCP Midstream Operating LP, 5.125%, 5/15/29	70,000	77,623
EQM Midstream Partners LP, 5.500%, 7/15/28	45,000	47,700
Harvest Midstream I LP, 7.500%, 9/1/28(a)	45,000	46,630
New Fortress Energy, Inc., 6.750%, 9/15/25(a)	125,000	120,031
New Fortress Energy, Inc., 6.500%, 9/30/26(a)	60,000	56,720
Western Midstream Operating LP, 5.300%, 2/1/30	60,000	64,578
		637,543
Health Care Providers & Services: 0.9%
Option Care Health, Inc., 4.375%, 10/31/29(a)	85,000	84,592
Tenet Healthcare Corp., 4.375%, 1/15/30(a)	100,000	99,668
		184,260
Health Facilities: 1.6%
Community Health Systems, Inc., 6.875%, 4/1/28(a)	125,000	117,187
Community Health Systems, Inc., 6.125%, 4/1/30(a)	60,000	57,450
Mednax, Inc., 6.250%, 1/15/27(a)	85,000	88,715
Tenet Healthcare Corp., 6.125%, 10/1/28(a)	65,000	66,391
		329,743
Health Services: 0.8%
DaVita, Inc., 4.625%, 6/1/30(a)	95,000	93,812
The Providence Service Corp., 5.875%, 11/15/25(a)	60,000	62,400
		156,212
Healthcare: 0.3%
Mozart Debt Merger Sub, Inc., 5.250%, 10/1/29(a)	65,000	64,919
Hotels: 0.6%
Hilton Grand Vacations, Inc., 5.000%, 6/1/29(a)	75,000	74,464
Hilton Grand Vacations, Inc., 4.875%, 7/1/31(a)	45,000	44,550
		119,014
Hotels, Restaurants & Leisure: 0.6%
Carnival Corp., 6.000%, 5/1/29(a)	120,000	116,620
Independent Power and Renewable Electricity Producers: 0.7%
Vistra Corp., 8.000% (5 Year CMT Rate + 6.930%), 4/15/27 (a)	130,000	136,175
Investments & Miscellaneous Financial Services: 1.6%
Icahn Enterprises LP, 6.250%, 5/15/26	105,000	107,887
Icahn Enterprises LP, 5.250%, 5/15/27	65,000	65,931
Icahn Enterprises LP, 4.375%, 2/1/29	55,000	53,213
StoneX Group, Inc., 8.625%, 6/15/25(a)	95,000	100,225
		327,256
Lumber and Other Construction Materials Merchant Wholesalers: 0.5%
Specialty Building Products Holdings LLC / SBP Finance Corp., 6.375%, 9/30/26(a)	105,000	108,427
Machinery: 0.6%
Titan International, Inc., 7.000%, 4/30/28	115,000	118,163
Management of Companies and Enterprises: 0.7%
Weatherford International Ltd., 8.625%, 4/30/30(a)	140,000	137,218
Media: 0.8%
Gray Television, Inc., 4.750%, 10/15/30(a)	115,000	110,831
Gannett Holdings LLC, 6.000%, 11/1/26(a)	45,000	45,040
		155,871
Media Content: 3.8%
AMC Networks, Inc., 4.750%, 8/1/25	90,000	91,575
Audacy Capital Corp., 6.750%, 3/31/29(a)	60,000	58,737
Cumulus Media New Holdings, Inc., 6.750%, 7/1/26(a)	96,000	99,600
Netflix, Inc., 5.875%, 11/15/28	136,000	162,776
Scripps Escrow, Inc., 5.875%, 7/15/27(a)	50,000	51,297
Scripps Escrow II, Inc., 5.375%, 1/15/31(a)	125,000	125,625
Townsquare Media, Inc., 6.875%, 2/1/26(a)	70,000	73,406
Univision Communications, Inc., 6.625%, 6/1/27(a)	90,000	96,273
		759,289
Medical Products: 0.8%
AdaptHealth LLC, 6.125%, 8/1/28(a)	155,000	163,835
Metals & Mining: 0.4%
Hudbay Minerals, Inc., 4.500%, 4/1/26(a)	75,000	73,687
Metals/Mining Excluding Steel: 3.3%
Century Aluminum Co., 7.500%, 4/1/28(a)	145,000	153,700
Cleveland-Cliffs, Inc., 6.750%, 3/15/26(a)	45,000	47,531
Freeport-McMoRan, Inc., 4.625%, 8/1/30	70,000	73,918
Taseko Mines Ltd., 7.000%, 2/15/26(a)	120,000	121,800
Teck Resources Ltd., 6.250%, 7/15/41	130,000	171,532
Teck Resources Ltd., 5.200%, 3/1/42	85,000	101,570
		670,051
Motor Vehicle Parts Manufacturing: 0.2%
American Axle & Manufacturing, Inc., 5.000%, 10/1/29	50,000	47,437
Offices of Real Estate Agents and Brokers: 0.5%
Kennedy-Wilson, Inc., 4.750%, 2/1/30	90,000	90,450
Oil Field Equipment & Services: 0.4%
Oceaneering International, Inc., 4.650%, 11/15/24	70,000	71,050
Weatherford International Ltd., 11.000%, 12/1/24(a)	16,000	16,560
		87,610
Oil, Gas & Consumable Fuels: 0.3%
Southwestern Energy Co., 5.375%, 3/15/30	55,000	57,269
Other Financial Investment Activities: 0.6%
Arrow Bidco LLC, 9.500%, 3/15/24(a)	65,000	65,650
Diamond BC BV, 4.625%, 10/1/29(a)	50,000	48,875
		114,525
Other Telecommunications: 0.9%
Frontier Communications Holdings LLC, 6.000%, 1/15/30(a)	100,000	98,369
Telesat Canada / Telesat LLC, 5.625%, 12/6/26(a)	95,000	87,163
		185,532
Packaging: 1.2%
FXI Holdings, Inc., 7.875%, 11/1/24(a)	25,000	25,375
FXI Holdings, Inc., 12.250%, 11/15/26(a)	60,000	67,160
OI European Group BV, 4.750%, 2/15/30(a)	75,000	74,924
Pactiv LLC, 7.950%, 12/15/25	60,000	66,300
		208,384
Personal & Household Products: 0.7%
CD&R Smokey Buyer, Inc., 6.750%, 7/15/25(a)	90,000	93,937
Turning Point Brands, Inc., 5.625%, 2/15/26(a)	50,000	50,750
		144,687
Pharmaceutical and Medicine Manufacturing: 0.5%
Bausch Health Americas, Inc., 8.500%, 1/31/27(a)	90,000	92,554
Professional and Commercial Equipment and Supplies Merchant Wholesalers: 0.3%
Mozart Debt Merger Sub, Inc., 3.875%, 4/1/29(a)	65,000	64,188
Real Estate Development & Management: 0.7%
Realogy Group LLC, 5.750%, 1/15/29(a)	140,000	141,575
Real Estate Investment Trusts (REITs): 3.3%
Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 4.500%, 4/1/27(a)	70,000	66,500
HAT Holdings I LLC, 3.375%, 6/15/26(a)	70,000	68,862
Hunt Cos, Inc., 5.250%, 4/15/29(a)	100,000	97,250
Iron Mountain, Inc., 4.875%, 9/15/29(a)	125,000	126,750
New Residential Investment Corp., 6.250%, 10/15/25(a)	155,000	152,869
Service Properties Trust, 4.350%, 10/1/24	110,000	107,285
Service Properties Trust, 5.250%, 2/15/26	35,000	34,388
		653,904
Recreation & Travel: 1.7%
Carnival Corp., 7.625%, 3/1/26(a)	100,000	102,549
Carnival Corp., 4.000%, 8/1/28(a)	50,000	48,625
Cedar Fair LP, 5.250%, 7/15/29	90,000	92,388
Life Time, Inc., 8.000%, 4/15/26(a)	90,000	92,250
		335,812
Residential Building Construction: 0.5%
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.625%, 4/1/30(a)	95,000	93,005
Restaurants: 0.6%
Carrols Restaurant Group, Inc., 5.875%, 7/1/29(a)	135,000	115,765
Services: 0.3%
The ADT Security Corp., 4.125%, 8/1/29(a)	65,000	63,253
Software/Services: 0.9%
Avaya, Inc., 6.125%, 9/15/28(a)	65,000	67,270
Unisys Corp., 6.875%, 11/1/27(a)	105,000	112,088
		179,358
Specialty Retail: 1.6%
Bath & Body Works, Inc., 9.375%, 7/1/25(a)	18,000	21,870
Bath & Body Works, Inc., 6.625%, 10/1/30(a)	20,000	22,187
Guitar Center, Inc., 8.500%, 1/15/26(a)	95,000	100,700
Shutterfly, Inc., 8.500%, 10/1/26(a)	180,000	180,601
		325,358
Spectator Sports: 0.7%
SeaWorld Parks & Entertainment, Inc., 5.250%, 8/15/29(a)	130,000	129,545
Support - Services: 3.6%
H&E Equipment Services, Inc., 3.875%, 12/15/28(a)	45,000	43,740
Pitney Bowes, Inc., 7.250%, 3/15/29(a)	95,000	97,475
Sabre GLBL, Inc., 9.250%, 4/15/25(a)	100,000	111,250
Sabre GLBL, Inc., 7.375%, 9/1/25(a)	50,000	51,750
SRS Distribution, Inc., 6.125%, 7/1/29(a)	100,000	100,250
Staples, Inc., 7.500%, 4/15/26(a)	115,000	114,185
Staples, Inc., 10.750%, 4/15/27(a)	60,000	54,600
The ADT Security Corp., 4.875%, 7/15/32(a)	45,000	44,541
United Rentals North America, Inc., 5.250%, 1/15/30	90,000	97,005
		714,796
Tech Hardware & Equipment: 1.5%
CommScope, Inc., 4.750%, 9/1/29(a)	35,000	33,863
Dell International LLC, 8.100%, 7/15/36	55,000	83,734
Dell, Inc., 6.500%, 4/15/38	75,000	94,927
NCR Corp., 5.125%, 4/15/29(a)	95,000	96,002
		308,526
Telecom - Wireless: 0.3%
Sprint Capital Corp., 8.750%, 3/15/32	45,000	66,528
Telecom - Wireline Integrated & Services: 3.0%
Altice France SA/France, 5.125%, 7/15/29(a)	410,000	389,656
Consolidated Communications, Inc., 6.500%, 10/1/28(a)	60,000	62,250
Level 3 Financing, Inc., 3.625%, 1/15/29(a)	75,000	69,375
Level 3 Financing, Inc., 3.750%, 7/15/29(a)	20,000	18,575
Lumen Technologies, Inc., 5.375%, 6/15/29(a)	70,000	68,167
		608,023
Textiles, Apparel & Luxury Goods: 0.3%
Kontoor Brands, Inc., 4.125%, 11/15/29(a)	65,000	64,839
Trading Companies & Distributors: 0.3%
Fortress Transportation and Infrastructure Investors LLC, 5.500%, 5/1/28(a)	65,000	63,700
Transport Infrastructure/Services: 1.4%
Great Lakes Dredge & Dock Corp., 5.250%, 6/1/29(a)	70,000	71,475
Seaspan Corp., 5.500%, 8/1/29(a)	100,000	99,183
XPO CNW, Inc., 6.700%, 5/1/34	90,000	109,450
		280,108
Traveler Accommodation: 0.4%
Station Casinos LLC, 4.625%, 12/1/31(a)	80,000	79,300
Total Corporate Bonds (cost $16,719,607)		16,886,947

Real Estate Investment Trusts (REITs): 0.5%
Pebblebrook Hotel Trust	4,225	107,315
Total REITS (cost $109,192)		107,315

Mutual Funds: 7.4%
Penn Capital Defensive Floating Rate Income Fund	154,799	1,487,616
Total Mutual Funds (cost $1,500,000)		1,487,616

Bank Loans: 2.0%(b)(c)
Aerospace/Defense: 0.2%
Ducommun, Inc., 4.087%, 11/30/25
(1 Month US LIBOR + 4.000%)	28,634	28,301
(1 Month US LIBOR + 4.000%)	6,985	6,904
		35,204
Air Transportation: 0.2%
Allegiant Travel Co., 3.124% (1 Month LIBOR USD + 3.000%), 2/5/24	49,116	48,646
Gas Distribution: 0.4%
Eagleclaw Midstream Ventures LLC, 5.250% (3 Month LIBOR USD + 4.250%), 6/24/24	84,334	84,176
Specialty Retail: 0.8%
BDF Acquisition Corp., 6.250% (1 Month US LIBOR + 5.250%), 8/14/23	78,122	77,293
Calceus Acquisition, Inc., 5.635% (1 Month US LIBOR + 5.500%), 3/31/25	64,454	58,760
		136,053
Telecom - Satellite: 0.4%
Gogo Intermediate Holdings LLC, 4.500% (1 Month LIBOR USD + 3.750%), 4/28/28 (d)	89,775	89,348
Total Bank Loans (cost $398,598)		393,427

Short-Term Investment: 1.9%
U.S. Bank Money Market Deposit Account, 0.01%(e)	380,670	380,670
Total Short-Term Investment (cost $380,670)		380,670

Total Investments - 99.5% (cost $19,857,109)		19,964,993
Other Assets and Liabilities 0.5%		107,556
Net Assets: 100.0%		$20,072,549

Percentages are stated as a percent of net assets.

(a)     Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of November 30, 2021, the value of these investments was $12,525,025, or 62.4% of total net assets.

(b)     Bank Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(c)    Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years.

(d) All or a portion of this loan is unfunded.
(e) The rate shown is as of November 30, 2021.

Country Exposure (as a percentage of total investments)
United States	86.7%
Canada	3.7%
France	2.0%
Luxembourg	1.9%
Panama	1.3%
Bermuda	1.3%
United Kingdom	1.0%
Cayman Islands	0.7%
Netherlands	0.6%
Marshall Islands	0.5%
Malta	0.3%

The Accompanying Footnotes are an Integral Part of this Schedule of Investments

1. Significant Accounting Policies (Unaudited)
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Investment Valuation
The Fund uses the following valuation methods to determine fair value as either fair value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures as may be approved by the Trust’s Board from time to time. The valuation of the portfolio investments of the Funds currently includes the following processes:

Portfolio securities listed on a national or foreign securities exchange, except those listed on the NASDAQ® Stock Market and Small CapSM exchanges (“NASDAQ®”), for which market quotations are available, are valued at the official closing price of such exchange on each business day (defined as days on which the Funds are open for business (“Business Day”)). Portfolio securities traded on the NASDAQ® will be valued at the NASDAQ® Official Closing Price on each Business Day. If there is no such reported sale on an exchange or NASDAQ®, the portfolio security will be valued at the most recent quoted bid price. Price information on listed securities is taken from the exchange where the security is primarily traded.

Other assets and securities for which no quotations are readily available (such as for certain restricted or unlisted securities and private placements) or that may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities) will be valued in good faith at fair value using procedures and methods approved by the Board. Under the procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations to a Valuation Committee comprised of representatives from the Advisor.

The Fund’s portfolio holdings may also consist of shares of other investment companies in which the Fund invests. The value of each such investment company will be its net asset value (“NAV”) at the time the Fund’s shares are priced. Each investment company calculates its NAV based on the current market value for its portfolio holdings. Each investment company values securities and other instruments in a manner as described in that investment company’s prospectus. The investment company’s prospectus explains the circumstances under which the company will use fair value pricing and the effects of using fair value pricing.

Because the Fund may invest in foreign securities, the Fund’s NAV may change on days when a shareholder will not be able to purchase or redeem Fund shares because foreign markets are open at times and on days when U.S. markets are not. Investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time). If an event that could materially affect the value of the Fund’s foreign securities has occurred between the time the securities were last traded and the time that the Fund calculates its NAV, the closing price of the Fund’s securities may no longer reflect their market value at the time the Fund calculates its NAV. In such a case, the Fund may use fair value methods to value such securities.

Fixed income securities shall be valued at the evaluated bid price supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Occasionally, reliable market quotations are not readily available (such as for certain restricted or unlisted securities and private placements) or securities and other assets may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities), or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed. Fair value determinations are then made in good faith in accordance with procedures adopted by the Board. Under the procedures adopted by the Board, the Board has delegated the responsibility for making fair value determinations to a Valuation Committee, subject to the Board’s oversight. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used as of November 30, 2021, in valuing the Fund’s investments:

Investments in Securities(a)	Level 1	Level 2	Level 3	Total
Asset Backed Securities	-	$70,688	$-	$70,688
Convertible Bonds	-	638,330	-	638,330
Corporate Bonds	-	16,886,947	-	16,886,947
Real Estate Investment Trusts (REITs)	107,315	-	-	107,315
Mutual Funds	1,487,616	-	-	1,487,616
Bank Loans	-	393,427	-	393,427
Short-Term Investments	380,670	-	-	380,670
Total Investments in Securities	$1,975,601	$17,989,392	$-	$19,964,993

(a) All other industry classifications are identified in the Schedule of Investments for the Fund.